FINANCE LEASES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2020
GOING CONCERN
Leased Equipment Under Finance Lease	$ 108,622	$ 108,622
Less Accumulated Amortization	(102,645)	(98,602)
Net	5,977
Obligations Under Finance Lease (current)	11,264	18,169
Obligations Under Finance Lease (noncurrent)	1,708	2,414
Total	$ 12,972
Assets
Net		10,020
Liabilities
Total		$ 20,583